PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Less: Accumulated depreciation	$ (5,950,125)	$ (4,820,569)	$ (2,262,855)
Total Property and Equipment, Net	13,115,587	11,117,184	12,081,816
Land [Member]
Property and equipment	178,683	178,683	178,683
Processing and rail facility [Member]
Property and equipment	2,914,422	2,914,422	2,914,422
Surface equipment [Member]
Property and equipment	4,439,263	3,957,603	3,751,054
Mining rights [Member]
Property and equipment	2,217,952
Underground equipment [Member]
Property and equipment	$ 9,315,392	$ 8,887,045	$ 7,500,512